Subsequent Events (Details)	6 Months Ended
	Mar. 31, 2025 USD ($)	Mar. 31, 2025 CNY (¥)
Subsequent Event [Line Items]
Repayments of Other Long-Term Debt	$ 2,756	¥ 20,000
Bank Borrowings [Member]
Subsequent Event [Line Items]
Interest rates	2.50%	2.50%
Borrowings [Member]
Subsequent Event [Line Items]
Bank borrowings	$ 1,378,037	¥ 10,000,000